Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.62%
Aerospace & Defense–1.43%
Curtiss-Wright Corp.	60,374	$11,810,966
Alternative Carriers–0.83%
Iridium Communications, Inc.	150,142	6,829,960
Apparel, Accessories & Luxury Goods–0.96%
Oxford Industries, Inc.(b)	83,046	7,983,212
Application Software–5.16%
Descartes Systems Group, Inc. (The) (Canada)(c)	136,745	10,034,348
Manhattan Associates, Inc.(c)	76,329	15,087,190
PowerSchool Holdings, Inc., Class A(b)(c)	451,639	10,234,140
Workiva, Inc.(b)(c)	72,931	7,390,827
		42,746,505
Asset Management & Custody Banks–0.92%
Federated Hermes, Inc., Class B	224,330	7,598,057
Automotive Parts & Equipment–1.57%
Visteon Corp.(c)	93,871	12,960,769
Biotechnology–1.62%
Ascendis Pharma A/S, ADR (Denmark)(c)	46,081	4,315,025
CRISPR Therapeutics AG (Switzerland)(b)(c)	38,706	1,756,865
Karuna Therapeutics, Inc.(b)(c)	16,869	2,852,379
Natera, Inc.(c)	102,058	4,516,067
		13,440,336
Broadline Retail–1.33%
Ollie’s Bargain Outlet Holdings, Inc.(c)	142,626	11,007,875
Building Products–1.08%
Masonite International Corp.(c)	95,589	8,910,807
Cargo Ground Transportation–2.35%
Knight-Swift Transportation Holdings, Inc.	164,144	8,231,821
XPO, Inc.(c)	149,804	11,184,367
		19,416,188
Commercial & Residential Mortgage Finance–2.28%
Essent Group Ltd.	159,136	7,525,542
Mr. Cooper Group, Inc.(c)	74,922	4,012,822
Radian Group, Inc.	291,726	7,325,240
		18,863,604
Construction & Engineering–2.76%
Comfort Systems USA, Inc.	56,816	9,682,015
WillScot Mobile Mini Holdings Corp.(c)	317,389	13,200,208
		22,882,223
Shares		Value
Construction Materials–1.63%
Summit Materials, Inc., Class A(c)	434,186	$13,520,552
Electrical Components & Equipment–3.33%
EnerSys	101,811	9,638,447
Nextracker, Inc., Class A(b)(c)	241,985	9,718,118
Vertiv Holdings Co.	221,399	8,236,043
		27,592,608
Electronic Equipment & Instruments–1.32%
Badger Meter, Inc.	75,749	10,898,009
Electronic Manufacturing Services–3.72%
Flex Ltd.(c)	547,600	14,774,248
Jabil, Inc.	126,555	16,058,564
		30,832,812
Environmental & Facilities Services–1.46%
Casella Waste Systems, Inc., Class A(c)	104,512	7,974,266
Montrose Environmental Group, Inc.(c)	141,166	4,130,517
		12,104,783
Financial Exchanges & Data–1.29%
TMX Group Ltd. (Canada)	496,685	10,674,202
Food Retail–1.55%
Sprouts Farmers Market, Inc.(b)(c)	299,253	12,808,028
Gas Utilities–0.80%
ONE Gas, Inc.(b)	97,187	6,635,928
Health Care Equipment–3.68%
AtriCure, Inc.(c)	78,533	3,439,745
CONMED Corp.(b)	91,480	9,225,758
Enovis Corp.(c)	134,912	7,113,910
iRhythm Technologies, Inc.(b)(c)	52,499	4,948,556
QuidelOrtho Corp.(c)	79,055	5,774,177
		30,502,146
Health Care Facilities–2.42%
Encompass Health Corp.	139,719	9,383,528
Tenet Healthcare Corp.(c)	161,815	10,661,990
		20,045,518
Health Care Services–1.36%
NeoGenomics, Inc.(c)	380,836	4,684,283
R1 RCM, Inc.(b)(c)	434,565	6,548,894
		11,233,177
Health Care Supplies–0.68%
OrthoPediatrics Corp.(b)(c)	176,807	5,657,824
Health Care Technology–0.89%
Simulations Plus, Inc.(b)	176,033	7,340,576

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Homebuilding–1.72%
Taylor Morrison Home Corp., Class A(c)	333,792	$14,222,877
Hotels, Resorts & Cruise Lines–1.06%
Travel + Leisure Co.	238,281	8,752,061
Human Resource & Employment Services–0.79%
Alight, Inc., Class A(b)(c)	919,681	6,520,538
Industrial Machinery & Supplies & Components–4.21%
Chart Industries, Inc.(b)(c)	47,113	7,967,751
Gates Industrial Corp. PLC(c)	622,806	7,230,778
ITT, Inc.	118,201	11,573,059
Timken Co. (The)	109,497	8,046,934
		34,818,522
Industrial REITs–2.28%
EastGroup Properties, Inc.	60,758	10,118,030
STAG Industrial, Inc.	253,318	8,742,004
		18,860,034
Interactive Media & Services–0.63%
Eventbrite, Inc., Class A(b)(c)	527,808	5,204,187
Investment Banking & Brokerage–3.30%
Jefferies Financial Group, Inc.	228,837	8,382,299
LPL Financial Holdings, Inc.	38,534	9,157,605
Piper Sandler Cos.	67,360	9,788,082
		27,327,986
Leisure Products–1.25%
Acushnet Holdings Corp.(b)	195,608	10,375,048
Life & Health Insurance–1.04%
Primerica, Inc.	44,577	8,648,384
Life Sciences Tools & Services–1.83%
CryoPort, Inc.(b)(c)	390,066	5,347,805
Quanterix Corp.(c)	361,056	9,799,060
		15,146,865
Oil & Gas Equipment & Services–3.64%
Cactus, Inc., Class A	194,647	9,773,226
Weatherford International PLC(c)	225,249	20,346,742
		30,119,968
Oil & Gas Exploration & Production–1.98%
Matador Resources Co.	168,770	10,038,440
Southwestern Energy Co.(c)	985,629	6,357,307
		16,395,747
Other Specialized REITs–1.28%
Gaming and Leisure Properties, Inc.	231,766	10,556,941
Packaged Foods & Meats–1.47%
Hostess Brands, Inc.(c)	365,281	12,167,510
Paper & Plastic Packaging Products & Materials–1.13%
Graphic Packaging Holding Co.	420,361	9,365,643
Shares		Value
Property & Casualty Insurance–1.23%
RLI Corp.	74,646	$10,143,645
Regional Banks–4.21%
Cullen/Frost Bankers, Inc.	76,516	6,979,024
First Financial Bankshares, Inc.(b)	240,454	6,040,204
Pinnacle Financial Partners, Inc.	125,889	8,439,599
South State Corp.(b)	90,834	6,118,578
Webster Financial Corp.	180,819	7,288,814
		34,866,219
Reinsurance–2.79%
Reinsurance Group of America, Inc.(b)	87,640	12,724,452
RenaissanceRe Holdings Ltd. (Bermuda)	52,196	10,330,632
		23,055,084
Restaurants–1.88%
Bloomin’ Brands, Inc.(b)	362,596	8,916,236
Papa John’s International, Inc.(b)	97,518	6,652,678
		15,568,914
Semiconductor Materials & Equipment–0.56%
Ichor Holdings Ltd.(b)(c)	149,199	4,619,201
Semiconductors–4.59%
Diodes, Inc.(b)(c)	90,008	7,096,231
Lattice Semiconductor Corp.(c)	147,833	12,703,289
MaxLinear, Inc.(c)	209,247	4,655,746
Power Integrations, Inc.(b)	98,296	7,500,968
Silicon Laboratories, Inc.(b)(c)	52,393	6,071,825
		38,028,059
Specialty Chemicals–1.06%
Ashland, Inc.	107,395	8,772,024
Systems Software–1.15%
CommVault Systems, Inc.(c)	140,520	9,500,557
Technology Distributors–1.11%
Avnet, Inc.	191,390	9,223,084
Trading Companies & Distributors–2.42%
Applied Industrial Technologies, Inc.	77,480	11,979,183
Core & Main, Inc., Class A(c)	280,352	8,088,155
		20,067,338
Transaction & Payment Processing Services–0.80%
Shift4 Payments, Inc., Class A(b)(c)	119,962	6,642,296
Water Utilities–0.79%
SJW Group	108,338	6,512,197
Total Common Stocks & Other Equity Interests (Cost $652,909,214)		799,777,594
Money Market Funds–3.94%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	11,418,128	11,418,128
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	8,153,131	8,154,762
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	13,049,288	$13,049,288
Total Money Market Funds (Cost $32,621,529)		32,622,178
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.56% (Cost $685,530,743)		832,399,772
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.77%
Invesco Private Government Fund, 5.30%(d)(e)(f)	36,535,726	36,535,726
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(d)(e)(f)	93,949,012	$93,949,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,487,680)		130,484,738
TOTAL INVESTMENTS IN SECURITIES–116.33% (Cost $816,018,423)		962,884,510
OTHER ASSETS LESS LIABILITIES—(16.33)%		(135,165,302)
NET ASSETS–100.00%		$827,719,208
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,573,636	$52,365,279	$(47,520,787)	$-	$-	$11,418,128	$217,225
Invesco Liquid Assets Portfolio, Institutional Class	4,690,902	37,403,770	(33,939,947)	(1,147)	1,184	8,154,762	158,045
Invesco Treasury Portfolio, Institutional Class	7,512,727	59,846,033	(54,309,472)	-	-	13,049,288	247,914
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,664,730	206,408,205	(211,537,209)	-	-	36,535,726	1,315,831*
Invesco Private Prime Fund	107,137,875	409,966,258	(423,121,819)	(23,667)	(9,635)	93,949,012	3,541,042*
Total	$167,579,870	$765,989,545	$(770,429,234)	$(24,814)	$(8,451)	$163,106,916	$5,480,057

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$799,777,594	$—	$—	$799,777,594
Money Market Funds	32,622,178	130,484,738	—	163,106,916
Total Investments	$832,399,772	$130,484,738	$—	$962,884,510
Invesco Small Cap Equity Fund